Related Parties (Details)	1 Months Ended		12 Months Ended
	Sep. 27, 2021	May 17, 2017	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 01, 2019 m²
Related Parties (Details) [Line Items]
Related party liability					$ 17,800,000
Private office space (in Square Meters) | m²						1,800
pays approximately			$ 12,000
Relation to sub lease			125,000	$ 163,000
Employment Agreement description	the Company and Erez Meltzer entered into an employment agreement, pursuant to which Mr. Meltzer agreed to serve as the Company’s new Chief Executive Officer (“The Meltzer Employment Agreement”). The Meltzer Employment Agreement commenced and became effective as of January 1, 2022 and shall continue for an indefinite period until it is terminated by either party. Pursuant to the terms of the Meltzer Employment Agreement, Mr. Meltzer will receive an annual base salary of nine hundred thousand dollars ($900) per year, and will be eligible for an annual incentive payment of up to one hundred percent (100%) of his base salary, which of them $450 will be guaranteed for the 2022 fiscal year if his employment is continued through the entire fiscal year, with the possibility to withdraw an advance payment on account of the 2022 annual bonus, subject to full recourse (clawback) if the bonus is not earned; Mr. Meltzer will be entitled to customary social benefits under Israeli law and practice pursuant to which the Company shall insure the CEO with a manager’s insurance policy or a pension fund, or a combination of both (whereby each will apply partially), all according to his election; Mr. Meltzer will be granted options to purchase 300,000 Ordinary Shares (the “Options”) which will vested equally over a period of 48 months as long as Mr. Melter will be employed by the Company. The Options shall be subject to the Company’s 2019 Equity Incentive plan and, to the extent possible, be granted pursuant to Section 102 of the Israeli Income Tax Ordinance, 5721-1961. The exercise price of the Options shall be $23.84 per share, a share price equals to the 30-day average of the Company’s share price on NASDAQ, prior to the date of approval of the CEO’s employment agreement by the Board on September 27, 2021. Such amount may be paid by the CEO by way of a cashless exercise mechanism; The agreement calls for a 6 months’ mutual notice of termination and 270 days if the Company provides notice during the first year of employment (except for “Cause” as defined in the employment agreement, in which case no prior notice will be required);
Services amount for per hour			200
Loan expenses			168
Cash payment			473,000
Minimum [Member]
Related Parties (Details) [Line Items]
Gross monthly base salary			40,000
Maximum [Member]
Related Parties (Details) [Line Items]
Gross monthly base salary			60,000
Share purchase agreement [Member]
Related Parties (Details) [Line Items]
Share purchase agreement description				During January 2020, subject to entering into a share purchase agreement in the aggregate amount of at least $6 million, and a pre-money valuation of more than $100 million, the Company’s Board approved the issuance and allotment of 1,109,245 ordinary shares to Nanox PLC with the purchase price of $12.00 per share, which reflects a discount of 25% from the price of the last financing round of the Company. As a result, on January 30, 2020 the related party liability was settled into equity
Nanox PLC [Member] | Nanox Japan [Member]
Related Parties (Details) [Line Items]
Direct expenses percentage		12.00%
Expense amount					679,000
Prior completion					$ 1,015,000
SixAI [Member]
Related Parties (Details) [Line Items]
Expense amount			80,000	$ 355,000
Wellsese Technologies Ltd.[Member]
Related Parties (Details) [Line Items]
Relation to sub lease			$ 7,000